Description of Organization and Business Operations - Schedule of Fair Values of the Assets and Liabilities Assumed in Connection with the Execution of the MIPAs (Details) - Legacy XCF [Member]	Feb. 19, 2025 USD ($)
Current assets:
Cash and cash equivalents	$ 220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	13,919,068
Current liabilities:
Professional fees payable	2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 9)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$ (93,426,624)